Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents
Accounting policies
Cash and cash equivalents include cash in hand, bank deposits, and short-term highly liquid investments with original maturity of three months or less. These are readily convertible to known amounts of cash and subject to insignificant risk of changes in fair value. Cash and cash equivalent items are mainly accounted for at amortised cost except for money market funds that are accounted for at fair value.

	At 31 December
(in USD million)	2025	2024

Cash at bank available	1,402	3,524
Time deposits	428	244
Money market funds	2,236	1,278
Interest-bearing securities	970	857

Cash and cash equivalents	5,036	5,903
Previously reported number for 2024 has been restated due to a change in classification of cash collaterals for commodity derivative transactions. Reference is made to note 2 Accounting Policies for more information.